Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Loss	$ (7,076,609)	$ (1,544,534)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	12,473	585
Stock based compensation	792,808	311,240
Amortization of debt discount	26,755	18,211
Inducement fee	2,212,538
Unrealized (gain) loss on change in fair value of derivative liabilities	(412,763)	73,974
Changes in operating assets and liabilities:
Inventory	(353,011)	(6,533)
Prepaids expenses and other current assets	(910,911)	(3,313)
Accounts payable	268,106	244,094
Accrued expenses	141,013	65,738
Customer deposits	138,599
Total Adjustments	1,915,607	703,996
Net Cash Used in Operating Activities	(5,161,002)	(840,538)
Cash Flows from Investing Activities
Restricted cash	(28,439)
Purchase of equipment	(137,953)	(6,436)
Net Cash Used in Investing Activities	(166,392)	(6,436)
Cash Flows from Financing Activities
Proceeds received in connection with issuance of common stock and warrants, net	5,754,035	588,780
Proceeds received in connection with issuance of common stock, net		51,000
Proceeds from convertible notes payable		75,000
Proceeds received in connection with exercise of warrants	1,470,000	300,000
Proceeds received in connection with issuance of warrants	1,020
Proceeds from advances made by officer		64,000
Repayments of advances made by officer		(64,000)
Net Cash Provided by Financing Activities	7,225,055	1,014,780
Net Increase/(Decrease) in Cash	1,897,661	167,806
Cash - Beginning of Period	303,626	135,820
Cash - End of Period	2,201,287	303,626
Cash paid during the periods for:
Interest
Taxes
Non-cash financing activities:
Recognition of liability in connection with warrant issuance	3,450,976
Reclassification of warrant liability to additional paid-in capital in connection with warrant modification	4,589,734
Issuance of common stock in connection with conversion of note payable and accrued interest	171,485
Reclassification of conversion feature liability in connection with note conversion	98,722	44,966
Retirement of common stock by officers	68	14
Issuance of warrants in connection with offering (Note 8)		$ 1,531,303